NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

GATEWAY FUND

ASG GLOBAL ALTERNATIVES FUND

ASG DIVERSIFYING STRATEGIES FUND

NATIXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES

Supplement dated December 7, 2009, to the Natixis Funds Statement of Additional Information – Part II,

dated February 1, 2009; Natixis Funds Statement of Additional Information – Part II, dated May 1, 2009;

Gateway Fund Statement of Additional Information and ASG Global Alternatives Fund Statement of

Additional Information, each dated May 1, 2009, ASG Diversifying Strategies Fund Statement of

Additional Information, dated August 3, 2009; and Natixis Cash Management Trust – Money Market

Series Statement of Additional Information, dated September 1, 2009, as each may be revised or supplemented from time to time.

Effective December 4, 2009, Charles D. Baker resigned as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, all references to Charles D. Baker are hereby deleted.

Effective December 1, 2009, Erik R. Sirri and Peter J. Smail were appointed as Independent Trustees to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trust(s), Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Erik R. Sirri (1958)	Trustee Since 2009 Contract Review and Governance Committee Member	Professor of finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	39 None

Peter J. Smail (1952)	Trustee Since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

***	The Trustees of the Trust(s) serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

Effective December 1, 2009, Erik R. Sirri and Peter J. Smail each became a member of the Contract Review and Governance Committee. Accordingly, the list of the members of the Contract Review and Governance Committee in the sub-section “Standing Board Committees” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As of December 31, 2008, Erik R. Sirri and Peter J. Smail did not own shares of any Fund overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series.

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ASG GLOBAL ALTERNATIVES FUND

ASG DIVERSIFYING STRATEGIES FUND

Supplement dated December 7, 2009, to the ASG Global Alternatives Fund Statement of Additional

Information, dated May 1, 2009, and ASG Diversifying Strategies Fund Statement of Additional

Information, dated August 3, 2009, as each may be revised or supplemented from time to time.

Effective immediately, the third sentence in the third paragraph within the section “Portfolio Holdings Information” is amended as follows:

As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purposes of performing certain functions related to the production of the Fund’s semiannual financial statements, quarterly Form N-Q filings and other related items, Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Fund’s federal income and excise tax returns, and Advent Software, Inc. (daily, disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Money Market Portion of the Fund.

LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL FUNDS

Supplement dated December 7, 2009, to the Loomis Sayles Institutional Funds Statement of Additional

Information and Loomis Sayles Retail Funds Statement of Additional Information, each dated February 1,

2009, as each may be revised or supplemented from time to time.

Effective December 4, 2009, Charles D. Baker resigned as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, all references to Charles D. Baker are hereby deleted.

Effective December 1, 2009, Erik R. Sirri and Peter J. Smail were appointed as Independent Trustees to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trust(s), Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Erik R. Sirri (1958)	Trustee Since 2009 Contract Review and Governance Committee Member	Professor of finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	39 None

Peter J. Smail (1952)	Trustee Since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trust(s) serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

Effective December 1, 2009, Erik R. Sirri and Peter J. Smail each became a member of the Contract Review and Governance Committee. Accordingly, the list of the members of the Contract Review and Governance Committee in the sub-section “Standing Board Committees” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As of December 31, 2008, Erik R. Sirri and Peter J. Smail did not own shares of any Fund overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND – CLASS J SHARES

Supplement dated December 7, 2009, to the Loomis Sayles High Income Opportunities Fund and Loomis

Sayles Securitized Asset Fund Statement of Additional Information, dated February 1, 2009, and the

Loomis Sayles Investment Grade Bond Fund – Class J Shares Statement of Additional Information dated

February 1, 2009, as each may be revised or supplemented from time to time.

Effective December 4, 2009, Charles D. Baker resigned as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, all references to Charles D. Baker are hereby deleted.

Effective December 1, 2009, Erik R. Sirri and Peter J. Smail were appointed as Independent Trustees to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Trustees and Officers” within the section “Management of the Fund(s)”:

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Erik R. Sirri (1958)	Trustee Since 2009 Contract Review and Governance Committee Member	Professor of finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	39 None

Peter J. Smail (1952)	Trustee Since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

Effective December 1, 2009, Erik R. Sirri and Peter J. Smail each became a member of the Contract Review and Governance Committee. Accordingly, the list of the members of the Contract Review and Governance Committee in the sub-section “Standing Board Committees” within the section “Management of the Fund(s)” is hereby replaced with the following:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As of December 31, 2008, Erik R. Sirri and Peter J. Smail did not own shares of any Fund overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series.